Document and Entity Information	6 Months Ended
Jun. 30, 2025
Entity Registrant Name	NOVA LTD.
Entity Central Index Key	0001109345
Document Type	6-K
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Entity Address, Address Line One	5 David Fikes Street
Entity Address, City or Town	Rehovot
Entity Address Country	IL